UNITED STATES

                                    SECURITIES AND EXCHANGE COMMISSION
                                          Washington, D.C. 20549

                                                FORM 24F-2

                                     ANNUAL NOTICE OF SECURITIES SOLD
                                          PURSUANT TO RULE 24F-2

                             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

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1.    Name and  address of issuer:
                                      Forum  Funds
                                      Two Portland Square
                                      Portland, Maine 04101


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2.    The name of each  series or class of  securities  for  which  this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

                                      Austin Global Equity Fund
                                      Investors Bond Fund
                                      Maine TaxSaver Bond Fund
                                      New Hampshire TaxSaver Bond Fund
                                      Payson Balanced Fund
                                      Payson Value Fund
                                      TaxSaver Bond Fund
                                      Shaker Fund
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3.    Investment Company Act File Number:  811-3023

      Securities Act File Number:            2-67052


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4(a). Last day of fiscal year for which this Form is filed:

                                      March 31, 2003


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4(b).  [ ]  Check box if this Form is being filed late (I.E.,  more than
            90 calendar  days after the end of the  issuer's  fiscal  year).
           (See instruction A.2)

NOTE:  IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.


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4(c).  [ ] Check box if this is the last  time the  issuer  will be filing  this
           Form.



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5.   Calculation of registration fee:

       (i)    Aggregate sale price of securities sold during the
                                                                                             -----------------------
              fiscal year pursuant to section 24(f):                                                             $0
                                                                                             -----------------------

      (ii)    Aggregate price of securities redeemed or
                                                                          -------------------
              repurchased during the fiscal year:                                $40,734,100
                                                                          -------------------

     (iii)    Aggregate price of securities  redeemed or repurchased  during any
              PRIOR  fiscal  year ending no earlier  than  October 11, 1995 that were not previously used to reduce registration fees payable
                                                                          -------------------
              to the Commission:                                                $338,669,988
                                                                          -------------------


     (iv)    Total available redemption credits [add Items 5(ii)                              -----------------------
              and 5(iii)].                                                                 -           $379,404,088
                                                                                             -----------------------

      (v)    Net sales -- if Item 5(i) is greater than Item 5(iv)                             -----------------------
              [subtract Item 5(iv) from Item 5(i)]:                                                              $0
                                                                                             -----------------------


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     (vi)   Redemption credits available for use in future years                $379,404,088
                                                                          -------------------
              -- if Item 5(i) is less than Item 5(iv)  [subtract Item 5(iv) from
             Item 5(i)]:
---------------------------------------------------------------------------------------------

     (vii) Multiplier for determining registration fee (See
                                                                                             -----------------------
              Instruction C.9):                                                            x             0.00008090
                                                                                             -----------------------

     (viii) Registration fee due [multiply Item 5(v) by Item
                                                                                             -----------------------
               5(vii)]  (enter "0" if no fee is due):                                      =                     $0
                                                                                             =======================


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6.  Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:

                                    5,692,190

     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

                                   10,415,215

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7.   Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                                             -----------------------
                                                                                           +                     $0
                                                                                             -----------------------


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8. Total of the amount of the  registration  fee due plus any interest due [line
   5(viii) plus line 7]:

                                                                                             -----------------------
                                                                                           =                     $0
                                                                                             -----------------------


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9.   Date  the  registration  fee  and  any  interest  payment  was  sent to the
     Commission's lockbox depository:   None

     Method of Delivery:
                                      [  ]    Wire Transfer
                                      [  ]    Mail or other means


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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*             /s/ Stacey E. Hong
                                      ------------------------------------
                                      Stacey E. Hong
                                      Treasurer

Date:  July 1, 2003

            *Please  print  the name and  title of the signing officer below the signature.



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